Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Assets Held for Sale [Abstract]
Assets Held for Sale	Assets Held for Sale
The change in assets held for sale is as follows:

	2022	2021
Balance, Jan 1	25	105
Transfers from property, plant and equipment	28	25
Disposals	(31)	(105)
Balance, Dec. 31	22	25
Sale of Pioneer Pipeline
On Oct. 1, 2020, the Company announced that it had entered into a definitive Purchase and Sale Agreement providing for the sale of its 50 per cent interest in the Pioneer Pipeline to ATCO Gas and Pipelines Ltd. ("ATCO"). At Jan. 1, 2021, the assets held for sale included our interest in the Pioneer Pipeline and certain mining assets.
On June 30, 2021, the Company closed the sale of the Pioneer Pipeline to ATCO for the aggregate sale price of $255 million. The net cash proceeds to the Company from the sale of its 50 per cent interest, were approximately $128 million and the Company recognized a gain on sale of $31 million on the Consolidated Statements of Earnings (Loss). In addition, as part of the transaction, the natural gas transportation agreement with the Pioneer Pipeline Limited Partnership was terminated which resulted in a gain of $2 million.
Other Held for Sale Assets
In December 2021, the Company transferred certain gas generation assets of $25 million to assets held for sale. On Nov. 7, 2022, the Company closed the sale of the gas generation assets, received net cash proceeds of $45 million and recognized a gain on sale of $20 million on the Consolidated Statements of Earnings (Loss).
In 2022, the Company transferred two Hydro assets to assets held for sale upon entering into a purchase and sale agreement. On Dec. 2, 2022, the Company closed the sale of these assets for the aggregate sale price and net cash proceeds of $6 million and recognized a gain on sale of $2 million on the Consolidated Statements of Earnings (Loss).
During 2022, the Company transferred $22 million to assets held for sale for cogeneration equipment.
During the fourth quarter of 2022, the Company recorded a contract settlement that was included in gain on sale of assets and other on the Consolidated Statements of Earnings (Loss).